Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 167,262,185	$ 143,527,769	$ 152,760,888
Unearned revenue	2,063,640	993,982
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract with customer receivable	2,900,000	800,000
Contract fulfilment cost	193,265	130,589
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 500,000	$ 4,200,000	$ 3,400,000